CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income	$ 1,512	$ 1,475	$ 1,936	$ 4,435
Other income and gains	(1,483)	(465)	(1,864)	(494)
Equity accounted earnings, net of distributions	(63)	150	(21)	(439)
Fair value changes	(62)	397	(100)	(1,383)
Depreciation and amortization	2,214	1,886	4,402	3,697
Deferred income taxes	(151)	(189)	(243)	236
Sales of (investments in) residential inventory	56	36	34	(117)
Net change in non-cash working capital balances	(1,617)	(162)	(2,620)	(2,337)
Cash flows from (used in) operating activities	406	3,128	1,524	3,598
Financing activities
Corporate borrowings arranged	550	0	550	828
Commercial paper and borrowings, net	662	958	1,635	402
Non-recourse borrowings arranged	19,042	28,089	38,509	42,393
Non-recourse borrowings repaid	(18,490)	(15,910)	(31,326)	(25,760)
Non-recourse credit facilities, net	(5,867)	1,354	(6,233)	2,900
Subsidiary equity obligations issued	(6)	0	(7)	(172)
Deposits From Related Party	0	37	0	37
Deposit From Related Parties Repaid	(675)	0	(1,000)	(35)
Capital provided by non-controlling interests	8,194	3,788	16,618	5,485
Capital repaid to non-controlling interests	(458)	(743)	(1,404)	(3,741)
Repayment of lease liabilities	(211)	(208)	(416)	(361)
Settlement of deferred consideration	(7)	(1,037)	(29)	(1,037)
Distributions to non-controlling interests	(2,777)	(2,736)	(5,773)	(5,728)
Distributions to shareholders	(151)	(256)	(302)	(513)
Cash flows from (used in) financing activities	(228)	13,104	10,538	14,257
Acquisitions
Investment properties	(1,819)	(2,944)	(4,393)	(4,435)
Property, plant and equipment	(1,651)	(1,660)	(3,203)	(3,248)
Equity accounted investments	(1,457)	(1,917)	(5,022)	(2,645)
Financial assets and other	(19,673)	(19,594)	(42,833)	(37,061)
Acquisition of subsidiaries, net of cash acquired	(93)	(9,383)	(5,314)	(10,184)
Dispositions
Investment properties	463	1,030	520	1,592
Property, plant and equipment	265	129	506	209
Equity accounted investments	2,134	886	2,386	1,255
Financial assets and other	19,811	17,573	41,412	34,990
Disposition of subsidiaries, net of cash disposed	1,295	417	1,670	2,397
Restricted cash and deposits	(137)	(84)	107	(1,089)
Cash flows from (used in) investing activities	(862)	(15,547)	(14,164)	(18,219)
Cash and cash equivalents
Change in cash and cash equivalents	(684)	685	(2,102)	(364)
Foreign exchange revaluation	108	(282)	187	(125)
Balance, beginning of period	13,049	11,816	14,396	12,694
Balance, end of period	12,427	12,205	12,427	12,205
Supplemental Cash Flow Information [Abstract]
Net change in cash classified within assets held for sale	(46)	(14)	(54)	0
Common shares
Financing activities
Common shares repurchased	(36)	(237)	(308)	(450)
Common shares issued	2	5	46	9
Preferred shares
Financing activities
Common shares repurchased	$ 0	$ 0	$ (22)	$ 0